UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  712 Fifth Avenue
          20th Floor
          New York, NY 10019

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160

Signature, Place and Date of Signing:


/s/ Errol M. Rudman              New York, New York           May 10, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $301,263
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                           Errol M Rudman
                                                         September 30, 2005
COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6  COL 7           COLUMN 8

                                                            VALUE       SHS OR    SH/ PUT/   INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X1000)     PRN AMT   PRN CALL   DISCRTN   MNGRS   SOLE      SHARED NONE
AKAMAI TECHNOLOGIES INC        COM              00971T101    9,057        275,375 SH         SOLE      NONE      275,375
ALLTEL CORP                    COM              020039103   12,270        189,500 SH         SOLE      NONE      189,500
ALTIRIS INC                    COM              02148M100   18,153        824,750 SH         SOLE      NONE      824,750
AMGEN INC                      COM              031162100    3,216         44,210 SH         SOLE      NONE       44,210
AMPHENOL CORP NEW              CL A             032095101    6,413        122,905 SH         SOLE      NONE      122,905
ASPREVA PHARMACEUTICALS CORP   COM              04538T109    8,657        347,800 SH         SOLE      NONE      347,800
AVNET INC                      COM              053807103   10,127        399,000 SH         SOLE      NONE      399,000
BEACON ROOFING SUPPLY INC      COM              073685109   13,236        325,700 SH         SOLE      NONE      325,700
BELDEN CDT INC                 COM              077454106    8,319        305,500 SH         SOLE      NONE      305,500
BROADWING CORP                 COM              11161E101    4,036        273,800 SH         SOLE      NONE      273,800
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    8,202        307,190 SH         SOLE      NONE      307,190
CAREMARK RX INC                COM              141705103    3,462         70,400 SH         SOLE      NONE       70,400
CENTEX CORP                    COM              152312104    5,734         92,500 SH         SOLE      NONE       92,500
CIT GROUP INC                  COM              125581108    4,773         89,175 SH         SOLE      NONE       89,175
CITIGROUP INC                  COM              172967101    8,362        177,050 SH         SOLE      NONE      177,050
DISCOVERY HOLDING CO           CL A COM         25468Y107    2,738        182,500 SH         SOLE      NONE      182,500
HARMONIC INC                   COM              413160102      319         50,000 SH         SOLE      NONE       50,000
HCA INC                        COM              404119109    5,007        109,350 SH         SOLE      NONE      109,350
HUDSON CITY BANCORP INC        COM              443683107    2,933        220,700 SH         SOLE      NONE      220,700
INTERFACE INC                  CL A             458665106    3,668        265,575 SH         SOLE      NONE      265,575
INTERLINE BRANDS INC           COM              458743101    1,716         68,000 SH         SOLE      NONE       68,000
JP MORGAN CHASE & CO           COM              46625H100    5,830        140,013 SH         SOLE      NONE      140,013
LAZARD LTD                     SHS A            G54050102   11,240        254,000 SH         SOLE      NONE      254,000
LIBERTY GLOBAL INC             COM SER A        530555101    1,553         75,880 SH         SOLE      NONE       75,880
LIBERTY GLOBAL INC             COM SER C        530555309    1,315         66,580 SH         SOLE      NONE       66,580
LIFEPOINT HOSPITALS INC        COM              53219L109    3,028         97,375 SH         SOLE      NONE       97,375
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    2,435         42,550 SH         SOLE      NONE       42,550
MERRILL LYNCH & CO INC         COM              590188108    8,754        111,150 SH         SOLE      NONE      111,150
MOHAWK INDS INC                COM              608190104    9,350        115,835 SH         SOLE      NONE      115,835
MOLEX INC                      COM              608554101   10,757        324,000 SH         SOLE      NONE      324,000
NAM TAI ELECTRCS INC           COM PAR $0.02    629865205      573         25,000 SH         SOLE      NONE       25,000
OPENTV CORP                    CL A             G67543101       42         14,400 SH         SOLE      NONE       14,400
OPENWAVE SYS INC               COM NEW          683718308      222         10,300 SH         SOLE      NONE       10,300
PIKE ELEC CORP                 COM              721283109    3,209        152,750 SH         SOLE      NONE      152,750
PULTE HOMES INC                COM              745867101    5,071        132,000 SH         SOLE      NONE      132,000
RITCHIE BROS AUCTIONEERS       COM              767744105   10,308        208,250 SH         SOLE      NONE      208,250
RUSH ENTERPRISES INC           CL A             781846209    3,836        218,200 SH         SOLE      NONE      218,200
SUPERVALU INC                  COM              868536103    9,927        322,100 SH         SOLE      NONE      322,100
TIME WARNER TELECOM INC        CL A             887319101   21,515      1,198,620 SH         SOLE      NONE    1,198,620
TRANSDIGM GROUP INC            COM              893641100   11,289        438,400 SH         SOLE      NONE      438,400
UNUMPROVIDENT CORP             COM              91529Y106      338         16,500 SH         SOLE      NONE       16,500
ALTIRIS INC                    COM              02148M100    5,503        250,000     CALL   SOLE      NONE      250,000
ASPREVA PHARMACEUTICALS CORP   COM              04538T109    1,245         50,000     CALL   SOLE      NONE       50,000
CITIGROUP INC                  COM              172967101    9,446        200,000     CALL   SOLE      NONE      200,000
J P MORGAN CHASE & CO          COM              46625H100    8,328        200,000     CALL   SOLE      NONE      200,000
MERRILL LYNCH & CO INC         COM              590188108   15,752        200,000     CALL   SOLE      NONE      200,000

                                                           301,263

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